Note 33 (Tables)	6 Months Ended
Jun. 30, 2026
Dividend income [Abstract]
Dividend income breakdown by headline [Table Text Block]
The balances for this heading in the condensed consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method, as per the breakdown below:

DIVIDEND INCOME (MILLIONS OF EUROS)

	June 2026	June 2025
Non-trading financial assets mandatorily at fair value through profit or loss	9	9
Financial assets at fair value through other comprehensive income ⁽¹⁾	75	67
Total	84	76
(1) As of June 30, 2026, it includes €26 million corresponding to investments totally or partially written off during the period; the remainder corresponds to investments held at closing.